Subsequent Events (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 28, 2024	Mar. 14, 2024	Mar. 14, 2024	Mar. 04, 2024	Feb. 21, 2024	May 10, 2024	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Proceeds from issuance of common stock								$ 161,846	$ 33,000	$ 1,591,492	$ 737,000
Offering expenses								$ 1,629		$ 17,601	$ 149,137
Issuance of shares for services											6,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	3,800
Subsequent Event [Member]
Subsequent Event [Line Items]
Subscriptions value			$ 50,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued		1,000				11,900
Price per share		$ 50	$ 50			$ 50
Subscription amount						$ 595,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued								36,256		389,896	286,834
Proceeds from issuance of common stock								$ 160,218		$ 1,573,891
Issuance of shares for services								19,000		28,000	6,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued							35,368
Proceeds from issuance of common stock							$ 160,916
Offering expenses							$ 1,789
Issuance of shares for services				18,000	1,000